Sep. 30, 2026
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND (Class A, Class C, Class F-1, Class F-2, Class F-3)
Investment objective
The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 49 of the prospectus and on page 91 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75*	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption or exchange fees	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	F-1	F-2	F-3
Management fees	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	none	none
Other expenses	0.09	0.09	0.17	0.16	0.05
Total annual fund operating expenses	0.67	1.37	0.70	0.44	0.33

* A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver and/or expense reimbursement described above (if any) through the expiration of such waiver and/or reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$441	$239	$72	$45	$34		1 year	$139
3 years	581	434	224	141	106		3 years	434
5 years	734	750	390	246	185		5 years	750
10 years	1,178	1,454	871	555	418		10 years	1,454

For the share class listed to the right, you would pay the following if you did not redeem your shares:

Share class:	A	C	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$441	$239	$72	$45	$34		1 year	$139
3 years	581	434	224	141	106		3 years	434
5 years	734	750	390	246	185		5 years	750
10 years	1,178	1,454	871	555	418		10 years	1,454

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies

In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds. Municipal bonds are debt obligations that pay interest that is exempt from federal taxation, with payments made from a wide variety of sources, including governmental revenue streams and private enterprises.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund may invest, without limitation, in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 50% of its portfolio in debt securities rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 7.98% (quarter ended December 31, 2023)

Lowest -6.15% (quarter ended March 31, 2022)

The fund's total return for the six months ended June 30, 2026, was 3.38%.

Average annual total returns For the periods ended December 31, 2025:

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/12/2008	4.56%	2.39%	3.76%	4.77%
− After taxes on distributions		4.56	2.34	3.73	N/A
− After taxes on distributions and sale of fund shares		4.45	2.67	3.77	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	9/26/1994	0.40%	1.37%	3.13%	4.86%
C	3/15/2001	2.57	1.41	2.93	4.15
F-1	3/19/2001	4.28	2.12	3.49	4.34
F-3	1/27/2017	4.67	2.50	N/A	4.07

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.25%	0.80%	2.34%	3.52%
Class F-2 annualized 30-day yield at July 31, 2026: 4.29% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.